Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Smead Funds Trust
Prospectus Date	rr_ProspectusDate	Mar. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2020